Dec. 31, 2016
Lazard Emerging Markets Core Equity Portfolio
Lazard Emerging Markets Core Equity Portfolio

THE LAZARD FUNDS, INC.

Lazard Emerging Markets Core Equity Portfolio

Supplement to Current Prospectus

The following replaces the first paragraph in "Summary Section – Lazard Emerging Markets Core Equity Portfolio – Fees and Expenses" in the Prospectus:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Investors transacting in Institutional or R6 shares through a financial intermediary acting as a broker in an agency capacity may be required to pay a commission directly to the broker.

Dated: April 5, 2018